FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Tables)	12 Months Ended
Jul. 31, 2013
FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS [Abstract]
Schedule of fair value of financial instruments
	July 31, 2013
	Carrying	Fair
	Value	Value
Cash and cash equivalents	$664,718	$664,718
Marketable securities	$2,459,599	$2,459,599
Security deposits payable	$837,684	$837,684
Mortgages, note and term loan payable	$6,591,597	$7,883,952